Consolidated Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer credits	$ 3,462	$ 4,377
Accrued expenses	7,557	3,075
Convertible preferred share tranche rights, current	0	2,478
Other	2,287	1,909
Accrued expenses and other current liabilities	$ 13,306	$ 11,839